Schedule of expenses by nature (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Purchase and sale of merchandise inventory	$ 5,805,607	$ 7,740,725
Employee benefit expenses	1,890,948	1,407,526
Fuel and utility expense	11,684	32,709
Freight expenses	22,767	55,444
Professional service expenses	371,904	196,377
Depreciation expenses	95,869	90,248
Depreciation expenses-right-of-use assets	48,397	110,903
Amortization expenses	29,507	7,782
Other expenses	440,029	793,542
Total expenses by nature	$ 8,716,712	$ 10,435,256